Offerings	Sep. 04, 2024 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	true
Rule 457(r)	true
Security Type	Debt
Security Class Title	6.125% Senior Notes due 2029
Amount Registered | shares	850,000,000
Proposed Maximum Offering Price per Unit	1
Maximum Aggregate Offering Price	$ 850,000,000
Fee Rate	0.00015%
Amount of Registration Fee	$ 125,460
Offering Note
(1)	The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offering.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	Guarantees of Debt Securities
Amount of Registration Fee	$ 0
Offering Note
(2)	Pursuant to Rule 457(n) of the Securities Act of 1933, as amended, no separate registration fee is payable with respect to any guarantees.